SCHEDULE OF OTHER CURRENT ASSETS (Details) - USD ($)		Jun. 30, 2025	Dec. 31, 2024
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Advances to unrelated parties	[1]	$ 3,512,544	$ 380,144
Advances to a related party		236,871	232,589
Advances to employees		31,295	29,497
Other current assets		86,904	85,354
Total		$ 3,867,614	$ 727,584

[1]	The advances to unrelated parties for business development are non-interest bearing and are due on demand.